Cover	Jun. 05, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 05, 2025
Entity File Number	1-1232
Entity Registrant Name	DUKE ENERGY OHIO, INC.
Entity Central Index Key	0000020290
Entity Tax Identification Number	31-0240030
Entity Incorporation, State or Country Code	OH
Entity Address, Address Line One	139 East Fourth Street
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45202
City Area Code	800
Local Phone Number	488-3853
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false